Employee benefits - Changes in Projected Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Net defined benefit liability (asset) at beginning of period	€ 3,760	€ 3,697	€ 2,621
Service cost	252	630	434
Interest costs	(35)	55	43
Actuarial gain (loss)	200	622	599
Net defined benefit liability (asset) at end of period	€ 4,177	€ 3,760	€ 3,697